Sale Of Cedar Point	12 Months Ended
Dec. 31, 2018
SALE OF CEDAR POINT
SALE OF CEDAR POINT

34. SALE OF CEDAR POINT

The company sold its interest in the Cedar Point wind facility in southwest Ontario for proceeds of $291 million before closing adjustments and other closing costs, with an effective date of January 1, 2017. The disposition resulted in an after-tax gain of $83 million, including a current tax expense of $29 million and a deferred tax recovery of $15 million, in the Corporate, Energy Trading and Eliminations segment.